OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 222	$ 134
Other investments	42	131
Notes Receivable	217	187
Receivables due from joint ventures	51	61
Restricted cash4	65	101
Non-current receivables due from joint ventures	202	358
Non-current lease prepayments	234	212
PV resettlement receivable	86	32
Other	176	140
Other non-current assets	1,295	1,356
Mali
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	100	0
Argentina
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	6	7
Tanzania
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	69	69
Chile
Disclosure of detailed information about other non-current assets [Line Items]
Value added taxes receivable	$ 47	$ 58